Consolidated Statements of Condition (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Condition
Held to maturity, Market value (in dollars)	$ 2,400	$ 2,400
Available for sale, Amortized cost (in dollars)	$ 4,196,034	$ 4,894,428
Common shares, par value (in dollars per share)	$ 1.00	$ 1.00
Common shares, Authorized shares	275,000,000	275,000,000
Common shares, issued shares	95,866,218	95,783,977
Comprehensive (loss) related to other-than-temporary impairment for non-credit related issues (in dollars)	$ (4,026)	$ (4,881)
Treasury, shares	29,585,646	29,324,567